Trade and other receivables - Changes in the ECL allowances (Details) - Trade and other receivables - Expected credit loss allowance / Impairment - RUB (₽) ₽ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Changes in the ECL allowances
ECL allowance as of beginning of the period	₽ (289)	₽ (366)	₽ (578)
Changes because of financial instruments (originated or acquired)/derecognized during the reporting period	(57)	(9)	5
Amounts written off	62	86	207
ECL allowance as end of the period	₽ (284)	₽ (289)	₽ (366)